CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative effect adoption adjustment	Common Stock	Preferred Stock	Capital surplus	Retained earnings	Retained earnings Cumulative effect adoption adjustment	Treasury stock	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2017	$ 5,103,905	$ 1,935	$ 1,042	$ 50,160	$ 4,298,503	$ 1,194,994	$ 1,935	$ (90,142)	$ (350,652)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income	618,158					618,158
Issuance of stock	3,341		1		3,340
Dividends declared:
Common stock	(101,293)					(101,293)
Preferred stock	(3,723)					(3,723)
Common stock purchases	(127,465)				(86)			(127,379)
Common stock reissuance	3,927				351			3,576
Stock based compensation	13,594				5,158			8,436
Other comprehensive loss, net of tax	(77,322)								(77,322)
Transfer to statutory reserve	0				58,340	(58,340)
Ending Balance at Dec. 31, 2018	5,435,057	4,905	1,043	50,160	4,365,606	1,651,731	4,905	(205,509)	(427,974)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income	671,135					671,135
Issuance of stock	3,497		1		3,496
Dividends declared:
Common stock	(116,022)					(116,022)
Preferred stock	(3,723)					(3,723)
Common stock purchases	(256,012)				15,740			(271,752)
Common stock reissuance	5,222				374			4,848
Stock based compensation	14,684				2,085			12,599
Other comprehensive loss, net of tax	258,036								258,036
Transfer to statutory reserve	0				60,111	(60,111)
Ending Balance at Dec. 31, 2019	6,016,779	$ (205,842)	1,044	50,160	4,447,412	2,147,915	$ (205,842)	(459,814)	(169,938)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income	506,622					506,622
Issuance of stock	4,263		1		4,262
Dividends declared:
Common stock	(136,561)					(136,561)
Preferred stock	(1,758)					(1,758)
Common stock purchases	(504,172)				76,335			(580,507)
Common stock reissuance	4,830				(1,192)			6,022
Preferred stock redemption	(28,017)			(28,017)
Stock based compensation	12,614				(4,731)			17,345
Other comprehensive loss, net of tax	359,929								359,929
Transfer to statutory reserve	0				49,448	(49,448)
Ending Balance at Dec. 31, 2020	$ 6,028,687		$ 1,045	$ 22,143	$ 4,571,534	$ 2,260,928		$ (1,016,954)	$ 189,991